Commitments and contingencies (Details) € in Millions	Jun. 30, 2021 EUR (€) € / $	Jun. 30, 2021 USD ($) € / $
Future Minimum Contracted Lease Payments [Abstract]
2022		$ 25,815,300
Total		25,815,300
Purchase Commitment for Ballast Water Management Systems [Member]
Commitments Under Contracts for BWMS Installation [Abstract]
Contractual purchase obligations	€ 0.6	$ 700,000
Exchange rate | € / $	0.8401	0.8401
Contractual purchase obligations due in 2021		$ 10,000.00
Contractual purchase obligations due in 2022		$ 690,000